TRADE AND OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2022
Trade and other receivables [abstract]
Schedule of Trade and Other Receivables

(in thousands of $)	December 31, 2022	December 31, 2021	January 1, 2021
Receivables from contracts with customers	67,397	45,258	27,814
Lease receivables	55,608	18,165	13,160
Claims receivable	1,489	1,097	3,022
Advances	2,959	1,263	1,911
Agent receivables	843	149	2,229
Other receivables	11,171	7,600	15,788
	139,467	73,532	63,924